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AXS Change Finance ESG ETF
AXS Change Finance ESG ETF
Investment Objective
The AXS Change Finance ESG ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS Change Finance ESG ETF AXS Change Finance ESG ETF
Management fees	0.49%
Distribution and Service (Rule 12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.49%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AXS Change Finance ESG ETF | AXS Change Finance ESG ETF | USD ($)	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As a result of a reorganization (the “Reorganization”), the Fund acquired all of the assets, and assumed all of the liabilities, of Change Finance U.S. Large Cap Fossil Fuel Free ETF, a series of ETF Series Solutions (the “Predecessor Fund”) on March 18, 2022. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index

The Index was developed in 2017 by Change Finance, PBC, the Fund’s index provider (“Change Finance” or the “Index Provider”), and measures the performance of an equal-weighted portfolio of approximately 100 large-, mid-capitalization equity securities of U.S.-listed companies. The Index excludes companies involved in the fossil fuel industry, fossil-fired utilities and companies which fail to meet a diverse set of environmental, social, and governance (“ESG”) standards.

Construction of the Index begins with the constituents of the Solactive US Large & Mid Cap Index (the “Solactive Universe”), generally the 1,000 largest U.S.-listed common stocks and real estate investment trusts.

To be eligible for inclusion in the Index, companies must meet the ESG standards determined by Change Finance, which relies on ESG indicators provided by ISS ESG, a division of Institutional Shareholder Services (“ISS”), a global provider of investment data and analytics. The ISS ESG indicators measure the degree to which a company performs its business in accordance with specified ESG factors. Such factors include (i) whether a company’s primary business is in a prohibited industry (e.g., oil, gas, coal, tobacco); (ii) whether a company is involved in producing goods in a controversial business area (e.g., fossil fuels, nuclear power, genetically modified organisms (“GMOs”), military weapons, pesticides); (iii) whether a company has a history of controversial business practices relating to human rights, labor rights, environmental protection, or business malpractice (e.g., corruption, extreme tax avoidance); as well as (iv) standards and performance criteria related to environmental impacts (e.g., emissions, harmful chemicals in product portfolio, biodiversity management) and human impacts (e.g., hiring practices related to diversity, supply chain standards, health risk in product portfolio). Each factor may be evaluated using one or more indicators. Indicators generally take one of three forms: (A) a percentage of revenue derived from a particular business activity; (B) an analyst rating from 1-4 (with 1 being the lowest score and 4 the highest); or (C) for controversy indicators, the severity of the controversy (e.g., human rights).

ISS ESG assigns a score, with respect to each applicable indicator, to each company. To be eligible for inclusion in the Index, a company must meet the minimum threshold score established by the Index methodology with respect to each indicator. At its discretion and from time to time, Change Finance may supplement ISS ESG data with data from additional sources to further refine eligibility. In addition, Change Finance may make adjustments to the Eligible Companies selected for inclusion in the index, for example, to preserve eligibility to file shareholder proposals or to retain access for ongoing or potential shareholder engagement. The companies eligible for inclusion in the Index (the “Eligible Companies”) are then sorted by sector (e.g., healthcare, technology, consumer services) and ranked within each sector by their free-float market capitalization.

The Index contains approximately 100 equally-weighted Eligible Companies, and the weight of each sector in the Index reflects the weight of such sector in the Solactive Universe. For example, if the technology sector makes up 13.27% of the Solactive Universe, the 13 largest Eligible Companies in the technology sector will generally be included in the Index with a total weight of 13%.

At the time of each reconstitution of the Index, 100 companies are selected for inclusion in the Index and equally-weighted (i.e., each of the 100 companies receives a weight of 1%). The Index is reconstituted quarterly after the close of trading on the 10th business day of each March, June, September, and December, utilizing data from the last business day of the month preceding the reconstitution. The Index’s exposure may change significantly with each reconstitution or based on market movements between reconstitutions.

The Index was developed by Change Finance in 2017 in anticipation of the commencement of operations of the Predecessor Fund.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the equity securities of Eligible Companies (i.e., companies that meet the ESG criteria described above) that do not derive any revenue from fossil fuel production, fossil fuel power generation, tobacco production, production of GMOs, nuclear power generation, weapons production, or hazardous pesticide production. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. With respect to this policy, the Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. The Advisor expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index the risk, return and other characteristics of which closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-advisor believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing
Performance

The Fund adopted the performance of the Predecessor Fund following the Reorganization of the Predecessor Fund on March 18, 2022. The Predecessor Fund had substantially similar investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to March 18, 2022, reflect the performance of the Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compare with the average annual total returns of the S&P 500 Index, a broad-based securities index, and the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations on March 18, 2022. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance information is accessible on the Fund’s website at www.axsinvestments.com.

Calendar-Year Total Return (before taxes) for the Fund For each calendar year at NAV

The year-to-date return as of June 30, 2024, was 8.85%.
Highest Calendar Quarter Return at NAV	24.15%	Quarter Ended 06/30/20
Lowest Calendar Quarter Return	(19.94)%	Quarter Ended 03/31/20

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - AXS Change Finance ESG ETF	Label	1 Year		5 Years		Since Inception		Inception Date
AXS Change Finance ESG ETF	Return Before Taxes	23.69%	[1]	14.33%	[1]	11.34%	[1]	Oct. 09, 2017	[1]
Return After Taxes on Distributions | AXS Change Finance ESG ETF	Return After Taxes on Distributions	23.41%	[1]	14.02%	[1]	10.98%	[1]	Oct. 09, 2017	[1]
Return After Taxes on Distributions and Sale of Fund Shares | AXS Change Finance ESG ETF	Return After Taxes on Distributions and Sale of Fund Shares	14.22%	[1]	11.42%	[1]	8.98%	[1]	Oct. 09, 2017	[1]
Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (reflects no deduction for fees, expenses or taxes)	Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index(reflects no deduction for fees, expenses or taxes)	24.41%		14.96%		11.97%		Oct. 09, 2017
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index(reflects no deduction for fees, expenses or taxes)	26.29%		15.69%		12.57%		Oct. 09, 2017
[1]	Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.